Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Schedule of Stock by Class [Table Text Block]
The members of the Board of Directors are elected by the affirmative vote of the holders of a majority of the Company’s outstanding common stock. Common stock issued are as follows:

	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Value of Services Obtained	Par Value	Additional Paid in Capital (1)
Balance at December 31, 2013	65,442,735	$.0001	Various	$53,694,771	$829,132	$6,545	$54,517,358
Issuance of stock (2)	812,348.0001		Various	-	685,451	81	685,460
Stock options exercised (3)	25,000.0001		$0.55	13,750	-	2	13,748
Stock warrants exercised (3)	8,517.0001		$1.77	-	-	1	(1)
Balance at September 30, 2014	66,288,600			$53,708,521	$1,294,674	$6,629	$55,216,565
(1)	Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
(2)	Shares issued for services performed and does not contain an anti-dilution provision
(3)	Shares issued for exercised stock options and does not contain an anti-dilution provision
(4)	Shares issued under cashless stock warrant exercise and does not contain an anti-dilution provision

The members of the Board are elected by the affirmative vote of the holders of a majority of the Company’s outstanding Common Stock.

Common Stock issues are as follows:
# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Value of Services Obtained	Par Value	Additional Paid in Capital (1)
July 13, 2001 (date of inception)	-	$-	$-	$-	$-	$-	$-
Stock issuance in 2001	2,010,000.001	.188	-	376,875	2,010	374,865
Stock issuance in 2001	300,000.001	.167	50,000	-	300	49,700
Stock issuance in 2001	20,000.001	.500	10,000	-	20	9,980
Stock issuance in 2002	500,000.001	.200	100,000	-	500	99,500
Stock issuance in 2002	550,000.001	.500	275,000	-	550	274,450
Stock issuance in 2003	40,000.001	.500	-	20,000	40	19,960
Stock issuance in 2003	550,000.001	.500	275,000	-	550	274,450
Stock issuance in 2004	550,000.001	.500	275,000	-	550	274,450
Stock issuance in 2005	1,034,000.001	.500	517,000	-	1,034	515,966
Debt issuance cost in 2005	82,500.001	.800	-	66,000	83	65,917
Stock issuance in 2006	66,000.001	.500	33,000	-	66	32,934
Stock issuance in 2006	1,125,000.001	.800	900,000	-	1,125	898,875

Stock issuance in 2006	2,000,000.001	1.00	2,000,000	-	2,000	1,998,000
Stock issuance in 2007	31,250.001	.800	25,000	-	31	24,969
Stock warrants exercised in 2007	25,000.001	.01	250	-	25	225
Debt converted for stock in 2007	169,322.001	.800	135,458	-	169	135,288
Stock issuance in 2007	1,996,750.001	1.25	2,495,938	-	1,997	2,493,941
Stock issuance in 2008	25,000.001	1.25	31,250	-	25	31,225
Stock issuance in 2008	4,167.001	1.50	-	6,251	4	6,247
Stock warrants exercised in 2008	2,111,671.001	1.50	3,167,507	-	2,112	3,165,395
Stock issuance in 2009	20,004.001	1.50	-	30,006	20	29,986
Debt converted for stock in 2009	45,042.001	1.50	67,562	-	45	67,517
Stock warrants exercised in 2009	1,823,334.001	1.50	2,735,000	-	1,823	2,733,177
Stock issuance in 2010	20,004.001	1.50	-	30,006	20	29,986
Stock warrants exercised in 2010	3,553,334.001	1.50	5,330,000	-	3,553	5,326,448
Stock issuance in 2011	1,187,000.0001	1.50	1,780,500	-	(16,668)	1,797,168
Debt converted for stock in 2011	6,842,120.0001	1.50	10,263,180	-	684	10,262,496
Stock issuance in 2011	380,000.0001	2.00	760,000	-	38	759,962
Stock options exercised in 2012	100,000.0001	1.25	125,000	-	10	124,990
Stock options exercised in 2012	140,003.0001	1.50	210,005	-	14	209,991
Stock options exercised in 2012	8,750.0001	2.00	17,500	-	1	17,499
Stock warrants exercised in 2012	26,625.0001	2.00	53,250	-	3	53,247
Issuance of stock in 2012 (2)	2,000,000.0001	0.50	1,000,000	-	200	999,800
Issuance of stock in 2012 (2)	2,417,500.0001	2.00	4,835,000	-	242	4,834,758
Issuance of stock in 2012 (3)	124,871	-	-	12	(12)
Total December 31, 2012	31,879,247	$37,467,400	$529,138	$3,188	$37,993,350

(1)	Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
(2)	Issuance includes stock warrants.
(3)	Refer to Note 8 for details relating to shares issued as compensation to placement agent.

Common Stock issues during 2013 are as follows:

	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Value of Services Obtained	Par Value	Additional Paid in Capital (1)
December 31, 2012 Balance	31,879,247	$.0001	Various	$37,467,400	$529,138	$3,188	$37,993,350
Issuance of stock (2)	21,164,846.0001		0.50	10,582,423	-	2,116	10,580,307
Issuance of stock (3)	575,000.0001		0.50	-	287,500	57	287,443
Issuance of stock (3)	6,247.0001		2.00	-	12,494	1	12,493
Issuance of stock (4)	527,500.0001		Various	-	-	53	(53)
Issuance of stock (5)	11,289,895.0001		0.50	5,644,948	-	1,130	5,643,818
Total December 31, 2013	65,442,735			$53,694,771	$829,132	$6,545	$54,517,358

(1)	Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
(2)
Of the shares issued, 10,897,946 shares contained an anti-dilution provision expiring five years from date of issuance, 10,218,900 shares contained an anti-dilution provision that expired on 12/31/2013, and 48,000 shares did not contain an anti-dilution provision.

(3)	Shares issued for services performed.
(4)	Shares issued under anti-dilution provision.
(5)
Shares issued upon the conversion of convertible debentures. Of the total shares issued, 4,626,696 shares contained an anti-dilution provision expiring five years from date of issuance while 6,663,199 shares did not contain an anti-dilution provision.